Schedule of Investments (unaudited)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 34.2%
360 Security Technology Inc., Class A(a)	145,600	$178,310
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	72,849	205,376
3SBio Inc.(b)	728,000	647,659
AAC Technologies Holdings Inc.	273,000	491,410
AECC Aviation Power Co. Ltd., Class A	73,891	356,110
Agricultural Bank of China Ltd., Class A	2,275,000	1,112,714
Agricultural Bank of China Ltd., Class H	12,012,000	4,436,709
Aier Eye Hospital Group Co. Ltd., Class A	249,760	622,365
Air China Ltd., Class A(a)	236,719	258,737
Air China Ltd., Class H(a)	732,000	497,985
Akeso Inc.(a)(b)	182,000	1,022,031
Alibaba Group Holding Ltd.(a)	6,732,440	69,310,960
Alibaba Health Information Technology Ltd.(a)	2,192,000	1,291,260
Aluminum Corp. of China Ltd., Class A	382,299	322,892
Aluminum Corp. of China Ltd., Class H	1,462,000	782,068
Angel Yeast Co. Ltd., Class A	36,498	173,930
Anhui Conch Cement Co. Ltd., Class A	109,280	360,195
Anhui Conch Cement Co. Ltd., Class H	455,000	1,132,356
Anhui Gujing Distillery Co. Ltd., Class A	18,635	707,864
Anhui Gujing Distillery Co. Ltd., Class B	36,400	567,346
Anhui Kouzi Distillery Co. Ltd., Class A	18,200	124,487
Anhui Yingjia Distillery Co. Ltd., Class A	18,600	194,365
ANTA Sports Products Ltd.	509,600	5,763,315
Autohome Inc., ADR	25,844	691,327
AVIC Industry-Finance Holdings Co. Ltd., Class A	273,000	123,902
AviChina Industry & Technology Co. Ltd., Class H	913,000	413,787
Baidu Inc.(a)	928,370	12,188,385
Bank of Beijing Co. Ltd., Class A	691,600	429,786
Bank of Chengdu Co. Ltd., Class A	91,000	153,287
Bank of China Ltd., Class A	946,400	502,790
Bank of China Ltd., Class H	32,399,000	11,318,106
Bank of Communications Co. Ltd., Class A	1,110,286	851,491
Bank of Communications Co. Ltd., Class H	3,640,100	2,153,140
Bank of Hangzhou Co. Ltd., Class A	182,060	265,400
Bank of Jiangsu Co. Ltd., Class A	382,200	359,373
Bank of Nanjing Co. Ltd., Class A	312,400	333,717
Bank of Ningbo Co. Ltd., Class A	182,025	619,560
Bank of Shanghai Co. Ltd., Class A	491,441	406,449
Baoshan Iron & Steel Co. Ltd., Class A	618,895	527,667
BeiGene Ltd.(a)	291,230	4,180,861
Beijing Capital International Airport Co. Ltd., Class H(a)	728,000	268,150
Beijing Dabeinong Technology Group Co. Ltd., Class A	127,400	121,285
Beijing Enlight Media Co. Ltd., Class A	91,000	96,987
Beijing Enterprises Holdings Ltd.	182,000	606,399
Beijing Enterprises Water Group Ltd.	1,820,000	384,029
Beijing Kingsoft Office Software Inc., Class A	14,800	580,197
Beijing New Building Materials PLC, Class A	55,226	184,033
Beijing Shiji Information Technology Co. Ltd., Class A(a)	102,096	146,773
Beijing Tongrentang Co. Ltd., Class A	36,400	254,590
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	26,933	160,979
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	679,400	462,869
Bethel Automotive Safety Systems Co. Ltd.	18,200	187,714
Betta Pharmaceuticals Co. Ltd., Class A	18,200	150,872
BGI Genomics Co. Ltd., Class A	18,290	122,583
Security	Shares	Value

China (continued)
Bilibili Inc.(a)(c)	81,848	$1,098,214
BOC Aviation Ltd.(b)	91,200	560,887
BOE Technology Group Co. Ltd., Class A	1,055,600	563,919
Bosideng International Holdings Ltd.	1,592,000	628,568
BYD Co. Ltd., Class A	54,650	1,777,299
BYD Co. Ltd., Class H	421,000	12,802,654
BYD Electronic International Co. Ltd.	364,000	1,519,522
By-health Co. Ltd., Class A	54,600	136,250
C&D International Investment Group Ltd.	316,000	710,927
Caitong Securities Co. Ltd., Class A	193,208	209,048
Cambricon Technologies Corp. Ltd.(a)	11,908	175,171
CGN Power Co. Ltd., Class H(b)	4,370,000	1,050,144
Changchun High & New Technology Industry Group Inc., Class A	18,200	386,077
Changjiang Securities Co. Ltd., Class A	292,000	226,351
Chaozhou Three-Circle Group Co. Ltd., Class A	72,897	306,789
Chengxin Lithium Group Co. Ltd., Class A	36,400	116,513
China Cinda Asset Management Co. Ltd., Class H	3,822,000	371,662
China CITIC Bank Corp. Ltd., Class H	3,822,200	1,705,114
China Coal Energy Co. Ltd., Class H	910,000	714,774
China Communications Services Corp. Ltd., Class H	1,092,000	446,657
China Conch Venture Holdings Ltd.	672,000	556,532
China Construction Bank Corp., Class A	309,400	264,213
China Construction Bank Corp., Class H	39,314,390	22,234,564
China CSSC Holdings Ltd., Class A	145,600	513,438
China Eastern Airlines Corp. Ltd., Class A(a)	309,495	183,824
China Energy Engineering Corp. Ltd.	837,200	248,680
China Everbright Bank Co. Ltd., Class A	1,146,600	463,813
China Everbright Bank Co. Ltd., Class H	1,274,000	363,404
China Everbright Environment Group Ltd.	1,638,370	559,301
China Feihe Ltd.(b)	1,638,000	1,017,807
China Galaxy Securities Co. Ltd., Class A	109,251	180,550
China Galaxy Securities Co. Ltd., Class H	1,274,000	652,044
China Gas Holdings Ltd.	1,164,800	1,047,163
China Greatwall Technology Group Co. Ltd., Class A	91,000	136,293
China Hongqiao Group Ltd.	1,001,000	937,150
China International Capital Corp. Ltd., Class A	39,200	196,815
China International Capital Corp. Ltd., Class H(b)	655,200	1,043,574
China Jinmao Holdings Group Ltd.	1,824,000	223,726
China Jushi Co. Ltd., Class A	109,271	172,362
China Life Insurance Co. Ltd., Class A	72,890	333,641
China Life Insurance Co. Ltd., Class H	3,096,000	4,193,217
China Literature Ltd.(a)(b)	146,200	492,326
China Longyuan Power Group Corp. Ltd., Class H	1,277,000	1,081,016
China Medical System Holdings Ltd.	546,000	873,107
China Meidong Auto Holdings Ltd.	364,000	195,210
China Mengniu Dairy Co. Ltd.	1,274,000	4,159,784
China Merchants Bank Co. Ltd., Class A	527,804	2,213,203
China Merchants Bank Co. Ltd., Class H	1,547,446	5,869,913
China Merchants Energy Shipping Co. Ltd., Class A	254,800	223,137
China Merchants Port Holdings Co. Ltd.	728,180	926,925
China Merchants Securities Co. Ltd., Class A	218,465	420,920
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	201,060	302,268
China Minsheng Banking Corp. Ltd., Class A	1,128,498	571,749
China Minsheng Banking Corp. Ltd., Class H	2,275,020	756,355
China National Building Material Co. Ltd., Class H	1,456,000	693,049
China National Chemical Engineering Co. Ltd.,Class A	200,256	191,026
China National Nuclear Power Co. Ltd., Class A	564,200	570,400

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China National Software & Service Co. Ltd., Class A	24,650	$115,492
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	109,200	310,973
China Oilfield Services Ltd., Class H	868,000	1,026,253
China Overseas Land & Investment Ltd.	1,547,260	2,919,848
China Overseas Property Holdings Ltd.	835,000	725,182
China Pacific Insurance Group Co. Ltd., Class A	200,298	756,864
China Pacific Insurance Group Co. Ltd., Class H	1,055,600	2,600,331
China Petroleum & Chemical Corp., Class A	946,492	704,331
China Petroleum & Chemical Corp., Class H	10,192,000	5,212,573
China Power International Development Ltd.(c)	2,003,000	778,437
China Railway Group Ltd., Class A	637,000	525,006
China Railway Group Ltd., Class H	1,638,000	773,077
China Resources Beer Holdings Co. Ltd.	728,000	3,852,333
China Resources Cement Holdings Ltd.	1,092,000	280,785
China Resources Gas Group Ltd.	400,400	1,183,632
China Resources Land Ltd.	1,371,555	5,133,876
China Resources Microelectronics Ltd.	28,396	205,791
China Resources Mixc Lifestyle Services Ltd.(b)	255,400	996,422
China Resources Pharmaceutical Group Ltd.(b)	728,000	452,231
China Resources Power Holdings Co. Ltd.	728,000	1,410,784
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	36,473	214,296
China Ruyi Holdings Ltd.(a)(c)	2,184,000	502,924
China Shenhua Energy Co. Ltd., Class A	182,018	751,261
China Shenhua Energy Co. Ltd., Class H	1,365,000	4,183,685
China Southern Airlines Co. Ltd., Class A(a)	345,800	290,948
China Southern Airlines Co. Ltd., Class H(a)	728,000	344,481
China State Construction Engineering Corp. Ltd., Class A	1,110,200	783,120
China State Construction International Holdings Ltd.	728,000	779,790
China Taiping Insurance Holdings Co. Ltd.	618,990	571,808
China Three Gorges Renewables Group Co. Ltd., Class A	782,600	511,843
China Tourism Group Duty Free Corp. Ltd.(b)(c)	18,200	205,536
China Tourism Group Duty Free Corp. Ltd., Class A	55,698	717,995
China Tower Corp. Ltd., Class H(b)	18,200,000	1,697,163
China Traditional Chinese Medicine Holdings Co. Ltd.	1,102,000	543,006
China United Network Communications Ltd., Class A	1,053,400	639,854
China Vanke Co. Ltd., Class A	236,807	365,074
China Vanke Co. Ltd., Class H	837,284	783,326
China Yangtze Power Co. Ltd., Class A	619,048	1,903,382
China Zhenhua Group Science & Technology Co. Ltd., Class A	18,200	165,949
China Zheshang Bank Co. Ltd., Class A	995,700	346,033
Chinasoft International Ltd.	1,092,000	792,265
Chongqing Brewery Co. Ltd., Class A	19,896	212,763
Chongqing Changan Automobile Co. Ltd., Class A	236,778	488,380
Chongqing Fuling Zhacai Group Co. Ltd., Class A	49,300	103,761
Chongqing Zhifei Biological Products Co. Ltd., Class A	54,600	466,414
Chow Tai Fook Jewellery Group Ltd.	801,200	1,131,394
CITIC Ltd.	2,366,000	2,010,953
CITIC Securities Co. Ltd., Class A	291,202	861,528
CITIC Securities Co. Ltd., Class H	728,025	1,416,633
CMOC Group Ltd., Class A	709,800	536,399
CMOC Group Ltd., Class H	1,638,000	976,921
CNGR Advanced Material Co. Ltd.	18,600	137,900
Security	Shares	Value

China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	109,298	$2,766,088
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	91,000	178,730
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	364,000	386,034
COSCO Shipping Holdings Co. Ltd., Class A	346,012	460,811
COSCO Shipping Holdings Co. Ltd., Class H	1,274,399	1,296,111
COSCO SHIPPING Ports Ltd.	728,000	439,196
Country Garden Holdings Co. Ltd.(a)(c)	4,368,838	390,673
Country Garden Services Holdings Co. Ltd.	910,000	794,891
CRRC Corp. Ltd., Class A	738,500	537,583
CRRC Corp. Ltd., Class H	2,034,000	847,413
CSC Financial Co. Ltd., Class A	127,499	420,238
CSPC Pharmaceutical Group Ltd.	3,641,440	3,180,686
Dajin Heavy Industry Co. Ltd.	18,200	68,709
Daqin Railway Co. Ltd., Class A	418,600	411,052
Daqo New Energy Corp., ADR(a)(c)	25,986	661,604
DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,980	94,017
DHC Software Co. Ltd., Class A	127,400	109,417
Dong-E-E-Jiao Co. Ltd., Class A	36,400	230,149
Dongfang Electric Corp. Ltd., Class A	109,488	222,310
Dongfeng Motor Group Co. Ltd., Class H	1,092,000	480,725
Dongxing Securities Co. Ltd., Class A	146,498	159,676
Dongyue Group Ltd.	728,000	579,888
East Money Information Co. Ltd., Class A	436,814	908,415
Ecovacs Robotics Co. Ltd., Class A	18,200	107,083
ENN Energy Holdings Ltd.	327,600	2,481,616
Eve Energy Co. Ltd., Class A	54,616	345,268
Everbright Securities Co. Ltd., Class A	110,293	247,435
Fangda Carbon New Material Co. Ltd., Class A(a)	147,975	118,953
Far East Horizon Ltd.	546,000	384,186
First Capital Securities Co. Ltd., Class A	163,800	130,554
Flat Glass Group Co. Ltd., Class A	54,600	192,171
Flat Glass Group Co. Ltd., Class H	182,000	326,850
Focus Media Information Technology Co. Ltd., Class A	419,740	395,454
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,092	641,657
Fosun International Ltd.	910,000	545,218
Foxconn Industrial Internet Co. Ltd., Class A	254,800	511,680
Fujian Sunner Development Co. Ltd., Class A	36,400	89,229
Fuyao Glass Industry Group Co. Ltd., Class A	72,899	369,693
Fuyao Glass Industry Group Co. Ltd., Class H(b)	218,400	995,705
Ganfeng Lithium Co. Ltd., Class H(b)(c)	155,920	560,029
Ganfeng Lithium Group Co. Ltd., Class A	54,657	330,051
GCL-Poly Energy Holdings Ltd.	8,192,000	1,206,415
GD Power Development Co. Ltd., Class A	509,600	252,660
GDS Holdings Ltd., Class A(a)	365,240	465,295
Geely Automobile Holdings Ltd.	2,550,000	2,895,078
Gemdale Corp., Class A	127,446	89,640
Genscript Biotech Corp.(a)	364,000	1,058,209
GF Securities Co. Ltd., Class A	145,600	294,381
GF Securities Co. Ltd., Class H	436,800	568,697
GigaDevice Semiconductor Inc., Class A	18,335	267,645
Ginlong Technologies Co. Ltd., Class A	18,200	166,419
GoerTek Inc., Class A	91,297	224,645
Goldwind Science & Technology Co Ltd., Class A	109,213	130,882
Gotion High-tech Co. Ltd., Class A(a)	54,600	169,417
Great Wall Motor Co. Ltd., Class A	54,800	219,433
Great Wall Motor Co. Ltd., Class H(c)	1,001,000	1,399,290
Gree Electric Appliances Inc. of Zhuhai, Class A	72,800	336,535
Greentown China Holdings Ltd.	364,000	353,131

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GRG Banking Equipment Co. Ltd., Class A	109,260	$173,775
Guangdong Haid Group Co. Ltd., Class A	36,799	225,773
Guangdong Investment Ltd.	1,456,000	993,548
Guanghui Energy Co. Ltd., Class A	237,700	243,211
Guangzhou Automobile Group Co. Ltd., Class A	127,400	174,016
Guangzhou Automobile Group Co. Ltd., Class H	1,092,397	511,786
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	54,600	221,710
Guangzhou Great Power Energy & Technology Co. Ltd.	18,200	76,475
Guangzhou Haige Communications Group Inc. Co., Class A	127,411	201,658
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	19,898	167,834
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	19,258	110,252
Guangzhou Tinci Materials Technology Co. Ltd., Class A	54,600	207,044
Guosen Securities Co. Ltd., Class A	236,600	309,748
Guotai Junan Securities Co. Ltd., Class A	273,000	549,553
Guoyuan Securities Co. Ltd., Class A	182,030	171,695
H World Group Ltd., ADR(a)	84,678	3,188,974
Haidilao International Holding Ltd.(b)	728,000	1,822,770
Haier Smart Home Co. Ltd., Class A	200,200	606,260
Haier Smart Home Co. Ltd., Class H	946,800	2,700,585
Hainan Airlines Holding Co. Ltd., Class A(a)	816,600	162,450
Haitian International Holdings Ltd.	182,000	434,176
Haitong Securities Co. Ltd., Class A	400,400	532,997
Haitong Securities Co. Ltd., Class H	805,200	462,334
Hangzhou Chang Chuan Technology Co. Ltd.	18,200	101,295
Hangzhou First Applied Material Co. Ltd., Class A	54,623	190,216
Hangzhou Lion Electronics Co. Ltd.	18,200	79,796
Hangzhou Robam Appliances Co. Ltd., Class A	36,583	115,032
Hangzhou Silan Microelectronics Co. Ltd., Class A	18,400	60,892
Hangzhou Tigermed Consulting Co. Ltd., Class A	19,290	175,405
Hansoh Pharmaceutical Group Co. Ltd.(b)	364,000	684,863
Henan Shuanghui Investment & Development Co. Ltd., Class A	91,098	324,976
Hengan International Group Co. Ltd.	273,000	914,358
Hengli Petrochemical Co. Ltd., Class A(a)	218,499	436,262
Hengyi Petrochemical Co. Ltd., Class A(a)	163,800	160,490
Hesteel Co. Ltd., Class A	345,800	105,520
Hithink RoyalFlush Information Network Co. Ltd., Class A	18,288	350,070
Hongfa Technology Co. Ltd., Class A	28,440	112,479
Hoshine Silicon Industry Co. Ltd., Class A	18,200	141,936
Hoyuan Green Energy Co. Ltd., Class A	26,584	135,302
Hua Hong Semiconductor Ltd.(a)(b)	182,000	448,099
Huadian Power International Corp. Ltd., Class A	291,200	194,731
Huadong Medicine Co. Ltd., Class A	54,687	320,216
Hualan Biological Engineering Inc., Class A	54,880	175,495
Huaneng Power International Inc., Class A(a)	364,000	377,266
Huaneng Power International Inc., Class H(a)	1,460,000	683,210
Huatai Securities Co. Ltd., Class A	236,600	516,806
Huatai Securities Co. Ltd., Class H(b)	400,400	524,204
Huaxi Securities Co. Ltd., Class A	145,600	157,236
Huaxia Bank Co. Ltd., Class A	509,699	388,910
Huayu Automotive Systems Co. Ltd., Class A	91,200	217,997
Huizhou Desay Sv Automotive Co. Ltd., Class A	18,200	311,387
Hundsun Technologies Inc., Class A	50,935	216,177
Hygeia Healthcare Holdings Co. Ltd.(b)	145,600	879,143
Iflytek Co. Ltd., Class A	54,600	339,444
Security	Shares	Value

China (continued)
Imeik Technology Development Co. Ltd., Class A	8,200	$368,469
Industrial & Commercial Bank of China Ltd., Class A	1,656,200	1,067,411
Industrial & Commercial Bank of China Ltd., Class H	26,272,350	12,590,879
Industrial Bank Co. Ltd., Class A	564,225	1,159,526
Industrial Securities Co. Ltd., Class A	337,186	286,736
Ingenic Semiconductor Co. Ltd., Class A	18,600	187,218
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,310,496	289,377
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	564,200	307,509
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	182,091	680,365
Inner Mongolia Yitai Coal Co. Ltd., Class B(a)	309,425	424,676
Innovent Biologics Inc.(a)(b)	455,000	2,681,387
Inspur Electronic Information Industry Co. Ltd., Class A	46,248	185,121
iQIYI Inc., ADR(a)	178,360	831,158
JA Solar Technology Co. Ltd., Class A	91,032	277,942
Jason Furniture Hangzhou Co. Ltd., Class A	25,880	130,570
JCET Group Co. Ltd., Class A	37,200	156,471
JD Health International Inc.(a)(b)	455,100	2,067,190
JD Logistics Inc.(a)(b)	782,600	926,673
JD.com Inc., Class A	964,782	12,265,425
Jiangsu Eastern Shenghong Co. Ltd., Class A	182,000	263,879
Jiangsu Expressway Co. Ltd., Class H	728,000	661,856
Jiangsu Hengli Hydraulic Co. Ltd., Class A	36,465	279,705
Jiangsu Hengrui Medicine Co. Ltd., Class A	163,810	1,069,078
Jiangsu King’s Luck Brewery JSC Ltd., Class A	36,400	290,066
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	36,400	604,953
Jiangsu Yoke Technology Co. Ltd., Class A	18,600	146,371
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	36,400	166,829
Jiangsu Zhongtian Technology Co. Ltd., Class A	91,200	174,087
Jiangxi Copper Co. Ltd., Class A	72,800	181,855
Jiangxi Copper Co. Ltd., Class H	546,000	772,020
Jinko Solar Co. Ltd.	159,548	206,300
Jiumaojiu International Holdings Ltd.(b)(c)	364,000	396,075
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	91,000	146,982
Jointown Pharmaceutical Group Co. Ltd., Class A	153,176	148,536
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A(a)	36,486	167,032
JOYY Inc., ADR	16,562	644,593
Juewei Food Co. Ltd., Class A	18,200	87,584
Kanzhun Ltd., ADR(a)(c)	87,924	1,301,275
KE Holdings Inc., ADR	268,086	3,943,545
Kingboard Holdings Ltd.	273,000	664,830
Kingboard Laminates Holdings Ltd.	364,000	341,356
Kingdee International Software Group Co. Ltd.(a)	1,092,000	1,448,940
Kingsoft Corp. Ltd.	400,800	1,398,583
Koolearn Technology Holding Ltd.(a)(b)(c)	182,000	742,469
Kuaishou Technology(a)(b)	946,700	6,096,602
Kunlun Energy Co. Ltd.	1,820,000	1,516,248
Kunlun Tech Co. Ltd., Class A(a)	39,200	168,130
Kweichow Moutai Co. Ltd., Class A	32,372	7,430,716
LB Group Co. Ltd., Class A.	72,800	184,666
Legend Biotech Corp., ADR(a)(c)	25,326	1,673,289
Lenovo Group Ltd.	2,912,000	3,388,785
Lens Technology Co. Ltd., Class A	145,686	259,396

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	54,600	$128,201
Li Auto Inc.(a)	455,336	7,701,384
Li Ning Co. Ltd.	1,001,000	3,067,467
Lingyi iTech Guangdong Co., Class A	273,000	226,171
Livzon Pharmaceutical Group Inc., Class A	36,401	173,567
Longfor Group Holdings Ltd.(b)	819,000	1,192,268
LONGi Green Energy Technology Co. Ltd., Class A	200,228	658,699
Lufax Holding Ltd., ADR	289,380	276,300
Luxshare Precision Industry Co. Ltd., Class A	182,230	815,526
Luzhou Laojiao Co. Ltd., Class A	36,400	1,062,595
Mango Excellent Media Co. Ltd., Class A	55,350	190,681
Maxscend Microelectronics Co. Ltd., Class A	18,264	375,555
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	127,487	107,117
Meituan, Class B(a)(b)	2,075,150	29,415,260
Metallurgical Corp. of China Ltd., Class A	637,008	287,282
Microport Scientific Corp.(a)	345,800	544,902
Ming Yang Smart Energy Group Ltd., Class A	54,600	104,027
MINISO Group Holding Ltd.	40,040	1,013,412
Minth Group Ltd.	364,000	812,530
Montage Technology Co. Ltd., Class A	36,400	273,492
Muyuan Foods Co. Ltd., Class A	145,836	749,561
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	50,201	86,528
NARI Technology Co. Ltd., Class A	218,467	672,290
NAURA Technology Group Co. Ltd., Class A	18,200	636,180
NavInfo Co. Ltd., Class A(a)	72,800	99,243
NetEase Inc.	801,170	17,146,279
New China Life Insurance Co. Ltd., Class A	54,999	250,510
New China Life Insurance Co. Ltd., Class H	327,600	718,643
New Hope Liuhe Co. Ltd., Class A(a)	127,472	176,307
New Oriental Education & Technology Group Inc.(a)	619,180	4,037,075
Nine Dragons Paper Holdings Ltd.	728,000	414,435
Ninestar Corp., Class A	55,100	184,213
Ningbo Deye Technology Co. Ltd., NVS	19,600	184,817
Ningbo Joyson Electronic Corp., Class A	36,400	93,548
Ningbo Orient Wires & Cables Co. Ltd.	18,200	104,439
Ningbo Tuopu Group Co. Ltd., Class A	39,000	343,340
Ningxia Baofeng Energy Group Co. Ltd., Class A	236,600	464,960
NIO Inc., ADR(a)(c)	571,662	4,173,133
Nongfu Spring Co. Ltd., Class H(b)	728,000	4,146,498
Offshore Oil Engineering Co. Ltd., Class A	128,200	108,556
Oppein Home Group Inc., Class A	18,200	215,848
Orient Overseas International Ltd.	70,000	882,685
Orient Securities Co. Ltd., Class A	247,613	292,688
Ovctek China Inc., Class A	36,480	125,379
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	327,600	155,912
People.cn Co. Ltd.	37,200	164,153
People’s Insurance Co. Group of China Ltd. (The), Class H	4,186,000	1,381,210
Perfect World Co. Ltd., Class A	72,889	119,238
PetroChina Co. Ltd., Class A	564,200	547,757
PetroChina Co. Ltd., Class H	8,736,000	5,702,120
Pharmaron Beijing Co. Ltd., Class A	45,450	206,000
PICC Property & Casualty Co. Ltd., Class H	2,913,814	3,327,445
Pinduoduo Inc., ADR(a)	245,692	24,918,083
Ping An Bank Co. Ltd., Class A	528,038	752,741
Ping An Healthcare and Technology Co. Ltd.(a)(b)	236,600	552,681
Ping An Insurance Group Co. of China Ltd., Class A	291,299	1,803,940
Ping An Insurance Group Co. of China Ltd., Class H	2,732,000	13,858,002
Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	273,295	$409,934
Pop Mart International Group Ltd.(b)	182,600	504,070
Postal Savings Bank of China Co. Ltd., Class A	728,000	453,237
Postal Savings Bank of China Co. Ltd., Class H(b)	3,276,000	1,495,261
Power Construction Corp. of China Ltd., Class A	418,600	299,999
Qifu Technology Inc.	44,772	662,178
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	145,600	335,970
Rockchip Electronics Co. Ltd.	18,600	165,179
Rongsheng Petrochemical Co. Ltd., Class A	291,268	452,142
SAIC Motor Corp. Ltd., Class A	236,698	468,396
Sanan Optoelectronics Co. Ltd., Class A	117,600	238,550
Sangfor Technologies Inc., Class A(a)	18,200	208,090
Sany Heavy Equipment International Holdings Co. Ltd.	546,000	717,234
Sany Heavy Industry Co. Ltd., Class A	236,699	466,460
Satellite Chemical Co. Ltd., Class A(a)	115,591	256,049
SDIC Power Holdings Co. Ltd., Class A	156,800	260,536
Seazen Holdings Co. Ltd., Class A(a)	54,624	88,408
Seres Group Co. Ltd., NVS(a)	37,200	413,812
SF Holding Co. Ltd., Class A	127,495	681,784
Shaanxi Coal Industry Co. Ltd., Class A	291,299	715,765
Shan Xi Hua Yang Group New Energy Co. Ltd.	138,150	151,830
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	72,800	172,013
Shandong Gold Mining Co. Ltd., Class A	109,480	354,287
Shandong Gold Mining Co. Ltd., Class H(b)	318,500	596,687
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	72,820	319,204
Shandong Linglong Tyre Co. Ltd., Class A	36,600	99,841
Shandong Nanshan Aluminum Co. Ltd., Class A	691,600	292,107
Shandong Sun Paper Industry JSC Ltd., Class A	91,000	154,159
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,020,400	947,127
Shanghai Aiko Solar Energy Co. Ltd.	54,620	145,870
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	36,468	130,827
Shanghai Baosight Software Co. Ltd., Class A	60,256	350,195
Shanghai Baosight Software Co. Ltd., Class B	182,004	374,315
Shanghai Construction Group Co. Ltd., Class A	345,800	123,931
Shanghai Electric Group Co. Ltd., Class A(a)	455,000	275,283
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	72,800	282,179
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	182,000	419,956
Shanghai International Airport Co. Ltd., Class A(a)	36,400	184,559
Shanghai International Port Group Co. Ltd., Class A	327,600	223,163
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	26,564	166,018
Shanghai M&G Stationery Inc., Class A	18,500	97,687
Shanghai Moons’ Electric Co. Ltd.	18,600	167,088
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	91,000	223,465
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	273,000	397,160
Shanghai Pudong Development Bank Co. Ltd., Class A	800,895	744,238
Shanghai Putailai New Energy Technology Co. Ltd., Class A	56,060	191,130
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	109,200	96,684
Shanxi Coking Coal Energy Group Co. Ltd., Class A	163,800	193,092

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	72,800	$188,762
Shanxi Meijin Energy Co. Ltd., Class A(a)	127,400	121,746
Shanxi Securities Co. Ltd., Class A	163,840	125,424
Shanxi Taigang Stainless Steel Co. Ltd., Class A	201,300	107,246
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	36,480	1,228,054
Shengyi Technology Co. Ltd., Class A	91,000	218,082
Shennan Circuits Co. Ltd., Class A	18,220	172,746
Shenwan Hongyuan Group Co. Ltd., Class A	746,297	446,280
Shenzhen Energy Group Co. Ltd., Class A	345,886	291,144
Shenzhen Inovance Technology Co. Ltd., Class A	36,700	302,358
Shenzhen International Holdings Ltd.	728,000	479,842
Shenzhen Kangtai Biological Products Co. Ltd., Class A	52,000	214,897
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,475	1,420,902
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	19,600	182,082
Shenzhen Overseas Chinese Town Co. Ltd., Class A(a)	254,800	125,502
Shenzhen SC New Energy Technology Corp., Class A	18,200	181,054
Shenzhen Transsion Holding Co. Ltd., Class A	23,197	424,868
Shenzhou International Group Holdings Ltd.	345,800	3,396,610
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,400	55,712
Sichuan Chuantou Energy Co. Ltd., Class A	145,600	291,700
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	36,400	136,268
Sichuan Road & Bridge Co. Ltd., Class A	254,800	267,639
Sino Biopharmaceutical Ltd.	4,186,250	1,626,270
Sinomine Resource Group Co. Ltd., Class A	27,360	139,408
Sinopec Shanghai Petrochemical Co. Ltd., Class A(a)	163,800	66,777
Sinopharm Group Co. Ltd., Class H	582,400	1,392,683
Sinotruk Hong Kong Ltd.	279,000	525,497
Skshu Paint Co. Ltd., Class A(a)	18,600	150,899
Smoore International Holdings Ltd.(b)(c)	728,000	561,039
Songcheng Performance Development Co. Ltd., Class A	102,120	152,842
SooChow Securities Co. Ltd., Class A	172,757	188,793
Southwest Securities Co. Ltd., Class A	364,000	203,341
Spring Airlines Co. Ltd., Class A(a)	18,600	138,767
Sungrow Power Supply Co. Ltd., Class A	36,400	418,073
Sunny Optical Technology Group Co. Ltd.	291,200	2,439,652
Sunresin New Materials Co. Ltd., NVS	18,600	137,765
Sunwoda Electronic Co. Ltd., Class A	56,299	123,587
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	72,800	185,818
Suzhou Maxwell Technologies Co. Ltd., Class A	7,940	130,667
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	25,130	93,151
Suzhou TFC Optical Communication Co. Ltd.	18,600	180,391
TAL Education Group, ADR(a)	188,058	1,649,269
TBEA Co. Ltd., Class A	166,006	316,643
TCL Technology Group Corp., Class A(a)	502,950	269,545
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	116,698	293,645
Tencent Holdings Ltd.	2,749,300	101,748,102
Tencent Music Entertainment Group, ADR(a)	296,428	2,152,067
Thunder Software Technology Co. Ltd., Class A	18,200	174,293
Tianma Microelectronics Co. Ltd., Class A(a)	218,489	291,753
Security	Shares	Value

China (continued)
Tianqi Lithium Corp., Class A	36,800	$275,967
Tianshui Huatian Technology Co. Ltd., Class A	145,800	177,475
Tingyi Cayman Islands Holding Corp.	730,000	968,327
Tongcheng Travel Holdings Ltd.(a)	509,600	973,566
Tongkun Group Co. Ltd., Class A(a)	74,496	146,663
Tongling Nonferrous Metals Group Co. Ltd., Class A	434,200	183,811
Tongwei Co. Ltd., Class A	109,200	406,543
Topchoice Medical Corp., Class A(a)	12,200	148,992
Topsports International Holdings Ltd.(b)	728,000	612,206
TravelSky Technology Ltd., Class H	366,000	578,182
Trina Solar Co. Ltd.	36,596	148,936
Trip.com Group Ltd.(a)	227,530	7,754,590
Tsingtao Brewery Co. Ltd., Class A	18,200	207,286
Tsingtao Brewery Co. Ltd., Class H	284,000	2,153,722
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	18,299	188,036
Uni-President China Holdings Ltd.	548,000	373,258
Unisplendour Corp. Ltd., Class A(a)	91,020	243,420
Vinda International Holdings Ltd.(c)	182,000	449,764
Vipshop Holdings Ltd., ADR(a)	141,820	2,022,353
Walvax Biotechnology Co. Ltd., Class A	54,600	173,239
Wanhua Chemical Group Co. Ltd., Class A	92,699	1,120,723
Want Want China Holdings Ltd.	2,004,000	1,245,204
Weibo Corp., ADR	26,208	310,041
Weichai Power Co. Ltd., Class A	182,000	344,743
Weichai Power Co. Ltd., Class H	910,600	1,363,005
Wens Foodstuffs Group Co. Ltd., Class A	182,098	466,120
Western Securities Co. Ltd., Class A	218,499	198,226
Will Semiconductor Co. Ltd. Shanghai, Class A	36,410	547,514
Wingtech Technology Co. Ltd., Class A(a)	36,400	246,944
Wuchan Zhongda Group Co. Ltd., Class A	182,099	113,397
Wuhan Guide Infrared Co. Ltd., Class A	215,360	232,518
Wuliangye Yibin Co. Ltd., Class A	91,099	1,935,479
WUS Printed Circuit Kunshan Co. Ltd., Class A	72,850	194,429
WuXi AppTec Co. Ltd., Class A	75,164	885,728
WuXi AppTec Co. Ltd., Class H(b)(c)	145,674	1,750,497
Wuxi Autowell Technology Co. Ltd.	4,282	79,729
Wuxi Biologics Cayman Inc.(a)(b)	1,547,000	9,618,841
XCMG Construction Machinery Co. Ltd., Class A	425,098	331,826
Xiamen C & D Inc., Class A	91,000	121,193
Xiaomi Corp., Class B(a)(b)	6,297,600	11,291,740
Xinjiang Daqo New Energy Co. Ltd.	41,948	204,170
Xinyi Solar Holdings Ltd.	2,184,000	1,285,304
XPeng Inc.(a)(c)	418,902	3,044,067
Xtep International Holdings Ltd.	637,000	579,118
Yadea Group Holdings Ltd.(b)	364,000	664,430
Yankuang Energy Group Co. Ltd., Class A	109,200	290,715
Yankuang Energy Group Co. Ltd., Class H	963,000	1,672,497
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	36,501	142,247
Yealink Network Technology Corp. Ltd., Class A	18,527	84,243
Yifeng Pharmacy Chain Co. Ltd., Class A	26,920	120,190
Yihai International Holding Ltd.	182,000	331,222
Yihai Kerry Arawana Holdings Co. Ltd., Class A	36,400	173,492
Yintai Gold Co. Ltd., Class A	54,821	101,087
Yonyou Network Technology Co. Ltd., Class A	91,290	203,791
YTO Express Group Co. Ltd., Class A	91,000	168,425
Yuexiu Property Co. Ltd.	728,600	757,859
Yum China Holdings Inc.	169,260	8,896,306
Yunda Holding Co. Ltd., Class A	91,020	113,070
Yunnan Aluminium Co. Ltd., Class A	74,400	140,959
Yunnan Baiyao Group Co. Ltd., Class A	55,315	383,067

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd., Class A	26,100	$238,763
Zai Lab Ltd.(a)(c)	397,890	1,015,437
Zangge Mining Co.Ltd.	54,600	166,541
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	18,202	620,822
Zhaojin Mining Industry Co. Ltd., Class H	546,000	676,902
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	236,672	188,889
Zhejiang China Commodities City Group Co. Ltd., Class A	130,200	138,068
Zhejiang Chint Electrics Co. Ltd., Class A	72,800	229,270
Zhejiang Dahua Technology Co. Ltd., Class A	109,200	303,798
Zhejiang Dingli Machinery Co. Ltd., Class A	18,247	135,435
Zhejiang Expressway Co. Ltd., Class H	730,000	549,497
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	54,625	120,380
Zhejiang Huayou Cobalt Co. Ltd., Class A	54,600	273,883
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	36,400	215,742
Zhejiang NHU Co. Ltd., Class A	109,412	241,116
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	37,200	135,697
Zhejiang Supcon Technology Co. Ltd.	31,524	187,475
Zhejiang Supor Co. Ltd., Class A	19,899	135,995
Zhejiang Weixing New Building Materials Co. Ltd., Class A	56,296	126,469
Zheshang Securities Co. Ltd., Class A	127,400	174,875
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	309,400	847,947
Zhongji Innolight Co. Ltd., Class A	18,299	219,715
Zhongsheng Group Holdings Ltd.	366,000	845,202
Zhuzhou CRRC Times Electric Co. Ltd.	254,800	822,333
Zijin Mining Group Co. Ltd., Class A	509,600	861,433
Zijin Mining Group Co. Ltd., Class H	2,184,000	3,378,453
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	291,737	255,147
ZTE Corp., Class A	109,200	389,140
ZTE Corp., Class H	291,200	647,121
ZTO Express Cayman Inc., ADR	169,988	4,006,617
		767,818,899
Hong Kong — 6.1%
AIA Group Ltd.	4,732,400	41,095,228
BOC Hong Kong Holdings Ltd.	1,547,000	4,091,103
Budweiser Brewing Co. APAC Ltd.(b)	691,600	1,314,279
CK Asset Holdings Ltd.	819,132	4,094,287
CK Hutchison Holdings Ltd.	1,092,132	5,528,682
CK Infrastructure Holdings Ltd.	273,000	1,265,366
CLP Holdings Ltd.	637,000	4,662,064
ESR Group Ltd.(b)	874,000	1,122,999
Futu Holdings Ltd., ADR(a)	21,294	1,180,752
Galaxy Entertainment Group Ltd.	910,000	5,115,532
Hang Lung Properties Ltd.	728,000	956,925
Hang Seng Bank Ltd.	309,400	3,537,397
Henderson Land Development Co. Ltd.	546,166	1,429,020
HKT Trust & HKT Ltd., Class SS.	1,638,640	1,697,278
Hong Kong & China Gas Co. Ltd.	4,732,763	3,294,518
Hong Kong Exchanges & Clearing Ltd.	496,853	17,381,231
Hongkong Land Holdings Ltd.(c)	455,000	1,443,133
Jardine Matheson Holdings Ltd.	69,000	2,795,957
Link REIT	1,037,400	4,760,773
MTR Corp. Ltd.	638,000	2,384,961
New World Development Co. Ltd.(c)	546,166	1,002,388
Power Assets Holdings Ltd.(c)	547,500	2,617,501
Security	Shares	Value

Hong Kong (continued)
Sands China Ltd.(a)	1,019,200	$2,743,737
Sino Land Co. Ltd.(c)	1,457,200	1,454,763
SITC International Holdings Co. Ltd.	546,000	841,061
Sun Hung Kai Properties Ltd.	621,500	6,381,997
Swire Pacific Ltd., Class A	182,000	1,162,586
Swire Properties Ltd.	473,200	916,213
Techtronic Industries Co. Ltd.	546,000	4,984,721
WH Group Ltd.(b)	3,640,000	2,173,928
Wharf Real Estate Investment Co. Ltd.	728,000	2,546,572
Xinyi Glass Holdings Ltd.	728,000	836,486
		136,813,438
India — 18.2%
ABB India Ltd.	22,022	1,086,138
Adani Enterprises Ltd.	72,271	1,992,834
Adani Green Energy Ltd.(a)	129,727	1,420,459
Adani Ports & Special Economic Zone Ltd.	220,645	2,081,524
Adani Power Ltd.(a)	320,029	1,395,487
Ambuja Cements Ltd.	249,522	1,272,989
Apollo Hospitals Enterprise Ltd.	41,844	2,422,896
Ashok Leyland Ltd.	504,312	1,016,780
Asian Paints Ltd.	157,212	5,662,969
Astral Ltd.	50,024	1,112,014
AU Small Finance Bank Ltd.(b)	67,634	543,596
Aurobindo Pharma Ltd.	107,198	1,093,880
Avenue Supermarts Ltd.(a)(b)	66,034	2,883,106
Axis Bank Ltd.	963,758	11,372,158
Bajaj Auto Ltd.	27,482	1,753,099
Bajaj Finance Ltd.	111,020	9,993,957
Bajaj Finserv Ltd.	156,064	2,942,692
Bajaj Holdings & Investment Ltd.	11,284	938,784
Balkrishna Industries Ltd.	33,852	1,038,302
Bandhan Bank Ltd.(b)	318,352	819,748
Bank of Baroda	436,436	1,029,080
Berger Paints India Ltd.	137,935	925,503
Bharat Electronics Ltd.	1,523,514	2,440,810
Bharat Forge Ltd.	107,926	1,321,934
Bharat Petroleum Corp. Ltd.	315,406	1,322,230
Bharti Airtel Ltd.	916,188	10,062,133
Britannia Industries Ltd.	43,296	2,303,144
CG Power and Industrial Solutions Ltd.	257,712	1,206,889
Cholamandalam Investment and Finance Co. Ltd.	166,212	2,271,408
Cipla Ltd.	213,304	3,074,803
Coal India Ltd.	620,074	2,340,614
Colgate-Palmolive India Ltd.	48,412	1,229,144
Container Corp. of India Ltd.	112,840	933,089
Cummins India Ltd.	54,504	1,097,840
Dabur India Ltd.	249,626	1,585,779
Divi’s Laboratories Ltd.	47,838	1,946,839
DLF Ltd.	263,172	1,782,830
Dr. Reddy’s Laboratories Ltd.	44,590	2,878,042
Eicher Motors Ltd.	55,114	2,181,301
GAIL India Ltd.	925,468	1,328,805
Godrej Consumer Products Ltd.(a)	169,806	2,023,244
Godrej Properties Ltd.(a)	53,690	1,071,374
Grasim Industries Ltd.	114,842	2,602,770
Havells India Ltd.	102,102	1,528,627
HCL Technologies Ltd.	386,444	5,927,441
HDFC Asset Management Co. Ltd.(b)	33,130	1,088,228
HDFC Bank Ltd.	1,135,089	20,141,621
HDFC Life Insurance Co. Ltd.(b)	393,666	2,924,413
Hero MotoCorp Ltd.	43,498	1,614,184
Hindalco Industries Ltd.	522,886	2,886,200

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hindustan Aeronautics Ltd., NVS	69,540	$1,521,865
Hindustan Petroleum Corp. Ltd.(a)	240,786	716,361
Hindustan Unilever Ltd.	336,786	10,050,834
ICICI Bank Ltd.	2,147,280	23,623,948
ICICI Lombard General Insurance Co. Ltd.(b)	94,394	1,557,917
ICICI Prudential Life Insurance Co. Ltd.(b)	147,214	928,971
IDFC First Bank Ltd.(a)	1,418,088	1,409,228
Indian Hotels Co. Ltd. (The), Class A	339,794	1,565,009
Indian Oil Corp. Ltd.	1,159,704	1,249,276
Indian Railway Catering & Tourism Corp. Ltd.	107,802	861,657
Indraprastha Gas Ltd.	128,914	592,175
Info Edge India Ltd.	30,576	1,500,519
Infosys Ltd.	1,360,816	22,379,661
InterGlobe Aviation Ltd.(a)(b)	52,598	1,550,199
ITC Ltd.	1,229,438	6,328,582
Jindal Steel & Power Ltd.	155,610	1,184,840
Jio Financial Services Ltd., NVS(a)	1,240,324	3,262,491
JSW Steel Ltd.	242,970	2,149,817
Jubilant Foodworks Ltd.	162,890	980,124
Kotak Mahindra Bank Ltd.	449,238	9,391,243
Larsen & Toubro Infotech Ltd.(b)	36,020	2,191,484
Larsen & Toubro Ltd.	282,100	9,927,349
Lupin Ltd.	84,994	1,151,756
Mahindra & Mahindra Ltd.	381,654	6,688,591
Marico Ltd.	211,666	1,363,940
Maruti Suzuki India Ltd.	55,146	6,886,445
Max Healthcare Institute Ltd.	329,570	2,271,122
Mphasis Ltd.	29,796	760,700
MRF Ltd.	910	1,184,008
Muthoot Finance Ltd.	55,692	868,972
Nestle India Ltd.	13,834	4,028,309
NTPC Ltd.	1,793,974	5,082,600
Oil & Natural Gas Corp. Ltd.	1,275,274	2,853,534
Page Industries Ltd.	2,548	1,157,772
Petronet LNG Ltd.	316,680	759,069
PI Industries Ltd.	34,944	1,427,170
Pidilite Industries Ltd.	64,246	1,896,863
Power Finance Corp. Ltd.	505,732	1,497,722
Power Grid Corp. of India Ltd.	1,908,242	4,634,615
REC Ltd.	464,014	1,603,866
Reliance Industries Ltd.	1,243,912	34,204,816
Samvardhana Motherson International Ltd.	908,726	1,003,622
SBI Cards & Payment Services Ltd.	110,838	993,259
SBI Life Insurance Co. Ltd.(b)	181,090	2,974,265
Shree Cement Ltd.	4,004	1,234,083
Shriram Transport Finance Co. Ltd.	116,272	2,623,696
Siemens Ltd.	35,126	1,405,421
Sona Blw Precision Forgings Ltd.(b)	163,618	1,064,820
SRF Ltd.	59,094	1,558,232
State Bank of India	722,358	4,908,478
Sun Pharmaceutical Industries Ltd.	395,850	5,175,400
Supreme Industries Ltd.	23,962	1,245,946
Tata Consultancy Services Ltd.	374,314	15,153,574
Tata Consumer Products Ltd.	233,324	2,524,595
Tata Elxsi Ltd.	14,742	1,350,396
Tata Motors Ltd.	674,310	5,093,071
Tata Power Co. Ltd. (The)	572,696	1,647,711
Tata Steel Ltd.	3,052,868	4,356,402
Tech Mahindra Ltd.	217,552	2,964,825
Titan Co. Ltd.	145,236	5,567,732
Torrent Pharmaceuticals Ltd.	42,582	984,299
Trent Ltd.	74,920	1,939,257
Security	Shares	Value

India (continued)
Tube Investments of India Ltd.	43,640	$1,650,971
TVS Motor Co. Ltd.	97,006	1,853,724
UltraTech Cement Ltd.	46,774	4,733,714
United Spirits Ltd.(a)	117,026	1,451,268
UPL Ltd.	190,194	1,234,921
Varun Beverages Ltd.	186,550	2,036,162
Vedanta Ltd.	312,858	814,159
Wipro Ltd.	532,440	2,444,284
Yes Bank Ltd.(a)	5,272,358	1,010,478
Zomato Ltd.(a)	1,752,660	2,216,807
		408,374,723
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	5,933,200	957,317
Aneka Tambang Tbk	3,712,800	397,802
Astra International Tbk PT	8,099,000	2,946,251
Bank Central Asia Tbk PT	22,695,400	12,503,363
Bank Mandiri Persero Tbk PT	15,451,804	5,520,189
Bank Negara Indonesia Persero Tbk PT	6,002,230	1,811,392
Bank Rakyat Indonesia Persero Tbk PT	27,991,667	8,752,543
Barito Pacific Tbk PT	11,658,442	825,669
Charoen Pokphand Indonesia Tbk PT(a)	3,094,000	1,129,695
GoTo Gojek Tokopedia Tbk PT(a)	341,049,800	1,290,275
Indah Kiat Pulp & Paper Tbk PT	1,090,400	659,040
Indofood CBP Sukses Makmur Tbk PT	873,600	569,201
Indofood Sukses Makmur Tbk PT	1,747,200	731,472
Kalbe Farma Tbk PT	8,429,600	896,526
Merdeka Copper Gold Tbk PT(a)	5,015,277	703,421
Sarana Menara Nusantara Tbk PT	8,608,600	482,807
Semen Indonesia Persero Tbk PT	1,476,925	567,513
Sumber Alfaria Trijaya Tbk PT	7,098,000	1,291,358
Telkom Indonesia Persero Tbk PT	20,068,200	4,399,265
Unilever Indonesia Tbk PT	3,185,000	725,823
United Tractors Tbk PT	618,843	979,324
Vale Indonesia Tbk PT	1,106,600	344,871
		48,485,117
Malaysia — 1.7%
AMMB Holdings Bhd	782,600	627,835
Axiata Group Bhd	1,274,000	582,906
CIMB Group Holdings Bhd	2,566,200	3,074,556
Dialog Group Bhd	1,435,062	647,487
DiGi.Com Bhd	1,379,000	1,224,298
Gamuda Bhd	764,400	744,426
Genting Bhd	873,600	739,226
Genting Malaysia Bhd	1,365,000	693,634
Hong Leong Bank Bhd	236,600	963,388
Hong Leong Financial Group Bhd	127,400	469,544
IHH Healthcare Bhd	819,000	1,030,952
Inari Amertron Bhd	1,308,800	784,701
IOI Corp. Bhd	982,800	810,899
Kuala Lumpur Kepong Bhd	211,200	974,931
Malayan Banking Bhd	2,165,800	4,101,064
Malaysia Airports Holdings Bhd	327,600	508,274
Maxis Bhd(c)	964,600	802,054
MISC Bhd	564,200	858,527
MR DIY Group M Bhd(b)	1,197,200	371,950
Nestle Malaysia Bhd	36,400	945,812
Petronas Chemicals Group Bhd	1,102,700	1,700,369
Petronas Dagangan Bhd	127,400	611,263
Petronas Gas Bhd	327,800	1,183,369
PPB Group Bhd	273,020	869,859
Press Metal Aluminium Holdings Bhd	1,547,000	1,599,097

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Public Bank Bhd	6,035,250	$5,271,197
QL Resources Bhd	527,800	612,600
RHB Bank Bhd	527,845	618,266
Sime Darby Bhd	1,274,000	612,306
Sime Darby Plantation Bhd	855,400	779,808
Telekom Malaysia Bhd	509,600	542,482
Tenaga Nasional Bhd	1,001,000	2,079,945
		37,437,025
Philippines — 0.7%
Aboitiz Equity Ventures Inc.	708,250	571,792
ACEN Corp.	392,103	36,695
Ayala Corp.	110,238	1,178,638
Ayala Land Inc.	2,948,400	1,450,764
Bank of the Philippine Islands	700,702	1,241,109
BDO Unibank Inc.	1,021,024	2,298,297
International Container Terminal Services Inc.	386,400	1,369,025
JG Summit Holdings Inc.	1,255,925	814,642
Jollibee Foods Corp.	202,020	730,261
Manila Electric Co.	101,920	637,674
Metropolitan Bank & Trust Co.	863,600	796,022
PLDT Inc.	29,100	621,811
SM Investments Corp.	94,720	1,338,705
SM Prime Holdings Inc.	4,256,825	2,250,701
Universal Robina Corp.	389,480	750,852
		16,086,988
Singapore — 3.8%
CapitaLand Ascendas REIT	1,419,614	2,697,329
CapitaLand Integrated Commercial Trust	2,256,847	2,900,543
Capitaland Investment Ltd/Singapore	1,092,000	2,344,723
City Developments Ltd.(c)	218,400	1,008,093
DBS Group Holdings Ltd.	746,200	17,926,198
Genting Singapore Ltd.	2,493,400	1,566,490
Grab Holdings Ltd., Class A(a)	764,946	2,348,384
Jardine Cycle & Carriage Ltd.	36,400	749,832
Keppel Corp. Ltd.	618,800	2,808,946
Keppel REIT	123,760	71,863
Mapletree Logistics Trust	1,365,061	1,465,869
Mapletree Pan Asia Commercial Trust	982,800	955,188
Oversea-Chinese Banking Corp. Ltd.(c)	1,365,075	12,655,762
Sea Ltd., ADR(a)(c)	151,242	6,306,791
Seatrium Ltd.(a)(c)	17,344,685	1,420,512
Sembcorp Industries Ltd.	418,600	1,404,363
Singapore Airlines Ltd.	582,800	2,602,354
Singapore Exchange Ltd.(c)	401,100	2,777,079
Singapore Technologies Engineering Ltd.	655,600	1,799,790
Singapore Telecommunications Ltd.	3,367,000	5,850,747
United Overseas Bank Ltd.(c)	509,600	10,051,701
UOL Group Ltd.	182,000	783,844
Wilmar International Ltd.	709,800	1,845,327
		84,341,728
South Korea — 12.9%
Amorepacific Corp.	12,012	1,127,520
BGF retail Co. Ltd.	3,276	335,009
Celltrion Healthcare Co. Ltd.	44,560	2,204,185
Celltrion Inc.(c)	44,950	4,991,846
Celltrion Pharm Inc.(a)(c)	7,893	371,347
CJ CheilJedang Corp.	3,278	686,730
CosmoAM&T Co. Ltd.(a)	9,282	966,372
Coway Co. Ltd.	24,210	774,739
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	17,096	298,979
Security	Shares	Value

South Korea (continued)
DB Insurance Co. Ltd.	18,928	$1,231,435
Doosan Bobcat Inc.	21,112	606,569
Doosan Enerbility Co. Ltd.(a)	183,638	1,829,765
Ecopro BM Co. Ltd.(c)	20,022	2,929,165
Ecopro Co. Ltd.(c)	8,188	3,783,463
F&F Co. Ltd./New.	7,826	542,531
GS Holdings Corp.	22,022	643,083
Hana Financial Group Inc.	121,394	3,529,744
Hankook Tire & Technology Co. Ltd.	33,124	939,778
Hanmi Pharm Co. Ltd.	2,732	571,224
Hanmi Semiconductor Co. Ltd.	18,020	706,067
Hanon Systems(c)	78,806	402,126
Hanwha Aerospace Co. Ltd.	15,123	1,136,962
Hanwha Solutions Corp.(a)	42,952	914,888
HD Hyundai Co. Ltd.	20,020	852,699
HD Hyundai Heavy Industries Co. Ltd.(a)	9,100	689,971
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	17,294	1,160,134
HLB Inc.(a)	49,958	1,076,386
HMM Co. Ltd.	100,100	1,084,212
Hotel Shilla Co. Ltd.	12,728	588,935
HYBE Co. Ltd.(a)	7,826	1,274,571
Hyundai Engineering & Construction Co. Ltd.	29,420	729,639
Hyundai Glovis Co. Ltd.	6,916	877,715
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	9,282	478,324
Hyundai Mobis Co. Ltd.	25,116	3,889,583
Hyundai Motor Co.	56,784	7,153,882
Hyundai Steel Co.	35,502	863,352
Iljin Materials Co. Ltd.(c)	10,556	302,405
Industrial Bank of Korea.	111,020	918,798
JYP Entertainment Corp.	11,330	862,436
Kakao Corp.	127,528	3,594,479
Kakao Games Corp.(a)	15,834	274,825
Kakao Pay Corp.(a)	11,284	287,669
KakaoBank Corp.	68,614	928,570
Kangwon Land Inc.	42,952	467,685
KB Financial Group Inc.	157,762	6,013,609
Kia Corp.	107,418	6,136,943
Korea Aerospace Industries Ltd.(c)	28,756	946,207
Korea Electric Power Corp.(a)	109,564	1,371,403
Korea Investment Holdings Co. Ltd.	18,390	687,484
Korea Zinc Co. Ltd.	3,276	1,138,470
Korean Air Lines Co. Ltd.	73,528	1,118,741
Krafton Inc.(a)	11,830	1,440,090
KT Corp.	26,928	651,447
KT&G Corp.	42,224	2,663,629
Kumho Petrochemical Co. Ltd.	8,008	752,644
L&F Co. Ltd.	10,374	1,009,109
LG Chem Ltd.	20,205	6,622,029
LG Corp.	39,130	2,239,762
LG Display Co. Ltd.(a)	99,222	897,832
LG Electronics Inc.	43,316	3,213,310
LG Energy Solution(a)	19,700	5,647,372
LG H&H Co. Ltd.	3,822	896,046
LG Innotek Co. Ltd.	5,644	936,748
LG Uplus Corp.	78,442	587,900
Lotte Chemical Corp.	8,004	869,210
Meritz Financial Group Inc.	42,006	1,563,363
Mirae Asset Securities Co. Ltd.	117,936	577,733
NAVER Corp.	53,874	7,531,754
NCSoft Corp.	5,462	943,652
Netmarble Corp.(a)(b)(c)	8,554	245,578

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NH Investment & Securities Co. Ltd.	54,782	$393,029
Orion Corp.	10,192	902,044
Pan Ocean Co. Ltd.	121,394	387,563
Pearl Abyss Corp.(a)	13,288	486,814
POSCO Future M Co. Ltd.(c)	12,743	2,245,610
POSCO Holdings Inc.	29,487	9,026,713
Posco International Corp.	21,133	788,264
Samsung Biologics Co. Ltd.(a)(b)	7,283	3,828,723
Samsung C&T Corp.	33,124	2,618,972
Samsung Electro-Mechanics Co. Ltd.	22,932	2,120,317
Samsung Electronics Co. Ltd.	1,958,668	97,492,461
Samsung Engineering Co. Ltd.(a)	66,066	1,164,389
Samsung Fire & Marine Insurance Co. Ltd.	12,012	2,296,964
Samsung Heavy Industries Co. Ltd.(a)	270,088	1,369,205
Samsung Life Insurance Co. Ltd.	32,578	1,744,204
Samsung SDI Co. Ltd.	22,570	7,146,444
Samsung SDS Co. Ltd.	14,560	1,492,471
Samsung Securities Co. Ltd.	27,118	710,392
Shinhan Financial Group Co. Ltd.	176,176	4,528,466
SK Biopharmaceuticals Co. Ltd.(a)	12,906	722,252
SK Bioscience Co. Ltd.(a)	11,102	499,671
SK Hynix Inc.	223,824	19,437,346
SK IE Technology Co. Ltd.(a)(b)	10,374	457,441
SK Inc.	14,924	1,573,450
SK Innovation Co. Ltd.(a)	24,594	2,240,625
SK Square Co. Ltd.(a)	42,042	1,328,440
SKC Co. Ltd.(c)	8,190	478,965
S-Oil Corp.	17,634	870,283
Woori Financial Group Inc.	246,428	2,176,637
Yuhan Corp.	22,752	969,876
		288,079,893
Taiwan — 17.3%
Accton Technology Corp.	182,000	2,819,955
Acer Inc.	1,092,830	1,154,996
Advantech Co. Ltd.	203,927	2,094,276
Airtac International Group	63,109	2,074,871
ASE Technology Holding Co. Ltd.	1,274,110	4,460,632
Asia Cement Corp.	910,448	1,124,289
Asustek Computer Inc.	301,100	3,157,072
AUO Corp.	2,774,264	1,342,868
Catcher Technology Co. Ltd.	244,000	1,368,814
Cathay Financial Holding Co. Ltd.	3,822,374	5,187,150
Chailease Holding Co. Ltd.	649,249	3,521,883
Chang Hwa Commercial Bank Ltd.	2,059,103	1,090,868
Cheng Shin Rubber Industry Co. Ltd.	728,303	995,257
China Airlines Ltd.	1,092,000	654,606
China Development Financial Holding Corp.(a)	6,552,763	2,290,575
China Steel Corp.	4,735,484	3,532,925
Chunghwa Telecom Co. Ltd.	1,456,110	5,207,837
Compal Electronics Inc.	1,640,000	1,426,529
CTBC Financial Holding Co. Ltd.	7,280,456	5,482,934
Delta Electronics Inc.	803,000	7,236,544
E Ink Holdings Inc.	364,000	1,893,936
E.Sun Financial Holding Co. Ltd.	5,737,742	4,227,791
Eclat Textile Co. Ltd.	81,208	1,292,526
eMemory Technology Inc.	24,000	1,503,634
Eva Airways Corp.	1,092,000	926,031
Evergreen Marine Corp. Taiwan Ltd.	364,376	1,212,562
Far Eastern New Century Corp.	1,274,040	1,160,793
Far EasTone Telecommunications Co. Ltd.	546,000	1,278,963
Feng TAY Enterprise Co. Ltd.	207,100	1,143,569
First Financial Holding Co. Ltd.	4,467,488	3,574,642
Security	Shares	Value

Taiwan (continued)
Formosa Chemicals & Fibre Corp.	1,456,740	$2,740,820
Formosa Petrochemical Corp.	364,000	889,265
Formosa Plastics Corp.	1,638,400	3,896,396
Fubon Financial Holding Co. Ltd.	3,239,371	6,023,916
Giant Manufacturing Co. Ltd.	182,650	923,582
Gigabyte Technology Co. Ltd.	186,000	1,263,673
Global Unichip Corp.	33,000	1,474,870
Globalwafers Co. Ltd.	116,000	1,705,189
Hon Hai Precision Industry Co. Ltd.	5,096,516	15,211,641
Hotai Motor Co. Ltd.	141,980	2,649,223
Hua Nan Financial Holdings Co. Ltd.	3,796,466	2,380,854
Innolux Corp.	3,758,209	1,416,720
Inventec Corp.	1,092,460	1,368,594
Largan Precision Co. Ltd.	42,000	2,689,967
Lite-On Technology Corp.	728,371	2,267,790
MediaTek Inc.	628,391	16,400,598
Mega Financial Holding Co. Ltd.	4,735,513	5,373,549
Micro-Star International Co. Ltd.	351,000	1,796,885
momo.com Inc.	35,200	580,322
Nan Ya Plastics Corp.	2,002,000	3,830,470
Nan Ya Printed Circuit Board Corp.	94,000	689,969
Nanya Technology Corp.	546,000	1,094,609
Nien Made Enterprise Co. Ltd.	68,000	601,619
Novatek Microelectronics Corp.	242,000	3,408,103
Parade Technologies Ltd.	30,000	983,606
Pegatron Corp.	728,000	1,698,877
PharmaEssentia Corp.(a)	114,000	1,133,498
Pou Chen Corp.	728,000	648,912
Powerchip Semiconductor Manufacturing Corp.	1,274,000	1,048,018
President Chain Store Corp.	256,000	2,036,313
Quanta Computer Inc.	1,092,000	6,447,501
Realtek Semiconductor Corp.	182,642	2,276,243
Ruentex Development Co. Ltd.	661,898	663,802
Shanghai Commercial & Savings Bank Ltd. (The)	1,456,982	1,930,489
Shin Kong Financial Holding Co. Ltd.(a)	5,462,143	1,467,395
Silergy Corp.	146,000	1,304,924
SinoPac Financial Holdings Co. Ltd.	4,467,525	2,463,910
Synnex Technology International Corp.	546,950	1,160,795
Taishin Financial Holding Co. Ltd.	4,742,751	2,529,626
Taiwan Business Bank	2,614,528	1,030,816
Taiwan Cement Corp.	2,597,464	2,588,155
Taiwan Cooperative Financial Holding Co. Ltd.	4,399,447	3,416,465
Taiwan High Speed Rail Corp.	728,000	660,981
Taiwan Mobile Co. Ltd.	728,000	2,151,433
Taiwan Semiconductor Manufacturing Co. Ltd.	10,125,670	165,377,566
Unimicron Technology Corp.	546,000	2,435,112
Uni-President Enterprises Corp.	2,004,694	4,205,743
United Microelectronics Corp.	4,550,000	6,543,419
Vanguard International Semiconductor Corp.	366,000	794,850
Voltronic Power Technology Corp.	26,000	1,042,702
Walsin Lihwa Corp.	1,092,272	1,162,486
Wan Hai Lines Ltd.	182,875	261,376
Winbond Electronics Corp.	1,274,000	987,250
Wistron Corp.	1,092,000	3,045,042
Wiwynn Corp.	35,000	1,658,410
WPG Holdings Ltd.	548,100	1,212,851
Yageo Corp.	162,112	2,642,999
Yang Ming Marine Transport Corp.	756,000	985,354
Yuanta Financial Holding Co. Ltd.	4,257,973	3,199,087
Zhen Ding Technology Holding Ltd.	182,097	550,559
		388,864,517

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 2.1%
Advanced Info Service PCL, NVDR	492,500	$3,016,518
Airports of Thailand PCL, NVDR(a)	1,747,200	3,243,881
Asset World Corp. PCL, NVDR	3,913,000	376,525
B Grimm Power PCL, NVDR(c)	382,200	235,111
Bangkok Dusit Medical Services PCL, NVDR	4,386,200	3,233,349
Bangkok Expressway & Metro PCL, NVDR	3,257,800	715,670
Banpu PCL, NVDR	3,033,000	641,124
Berli Jucker PCL, NVDR(c)	527,800	415,224
BTS Group Holdings PCL, NVDR	3,494,400	724,544
Bumrungrad Hospital PCL, NVDR	236,900	1,712,194
Central Pattana PCL, NVDR	873,600	1,519,752
Central Retail Corp. PCL, NVDR(c)	800,874	819,077
Charoen Pokphand Foods PCL, NVDR(c)	1,492,400	776,326
CP ALL PCL, NVDR	2,402,400	3,692,177
CP Axtra PCL(c)	777,400	611,226
Delta Electronics Thailand PCL, NVDR	1,292,200	2,840,575
Electricity Generating PCL, NVDR	145,600	494,248
Energy Absolute PCL, NVDR	673,600	787,348
Global Power Synergy PCL, NVDR	310,500	337,073
Gulf Energy Development PCL, NVDR	1,292,400	1,555,451
Home Product Center PCL, NVDR	2,548,043	843,612
Indorama Ventures PCL, NVDR	672,600	443,164
Intouch Holdings PCL, NVDR	418,625	826,897
Kasikornbank PCL, NVDR	236,600	865,305
Krung Thai Bank PCL, NVDR	1,292,275	675,684
Krungthai Card PCL, NVDR	400,400	487,422
Land & Houses PCL, NVDR(c)	3,330,600	699,644
Minor International PCL, NVDR	1,401,420	1,092,100
Muangthai Capital PCL, NVDR	327,600	332,700
Osotspa PCL, NVDR	600,600	392,750
PTT Exploration & Production PCL, NVDR	564,584	2,578,357
PTT Global Chemical PCL, NVDR	964,676	926,499
PTT Oil & Retail Business PCL, NVDR	1,164,800	593,152
PTT Public Company Ltd., NVDR	4,022,200	3,722,923
Ratch Group PCL, NVDR	400,400	359,234
SCB X PCL, NVS	327,600	898,196
SCG Packaging PCL, NVDR	509,600	510,612
Siam Cement PCL (The), NVDR	309,400	2,478,476
Thai Oil PCL, NVDR	509,600	667,221
True Corp. PCL	4,331,656	730,521
		47,871,862

Total Common Stocks — 99.2%
(Cost: $2,304,333,647)		2,224,174,190

Preferred Stocks

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	9,282	685,446
Series 2, Preference Shares, NVS	14,742	1,095,214
Security	Shares	Value

South Korea (continued)
LG Chem Ltd., Preference Shares, NVS	3,276	$684,212
Samsung Electronics Co. Ltd., Preference Shares, NVS	334,788	13,366,313
		15,831,185

Total Preferred Stocks — 0.7%
(Cost: $5,222,640)		15,831,185

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	41,477	—

South Korea — 0.0%
CosmoAM&T Co. Ltd., (Expires 11/14/23, Strike Price KRW 122,800.00)	528	6,490
Hanwha Ocean Co. Ltd., (Expires 11/16/23, Strike Price KRW 21,850.00)(a)	6,133	7,947
		14,437

Total Rights — 0.0%
(Cost: $—)		14,437
Total Long-Term Investments — 99.9%
(Cost: $2,309,556,287)		2,240,019,812

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	37,023,487	37,038,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	6,760,000	6,760,000

Total Short-Term Securities — 2.0%
(Cost: $43,779,639)		43,798,296

Total Investments — 101.9%
(Cost: $2,353,335,926)		2,283,818,108

Liabilities in Excess of Other Assets — (1.9)%		(42,013,582)

Net Assets — 100.0%		$2,241,804,526

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,908,230	$—		$(16,873,895	)(a)	$5,689	$(1,728)	$37,038,296	37,023,487	$175,713	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,680,000	1,080,000	(a)	—		—	—	6,760,000	6,760,000	83,475		—
						$5,689	$(1,728)	$43,798,296		$259,188		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	12/15/23	$92	$(4,398)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$108,432,462	$2,115,741,728	$—	$2,224,174,190
Preferred Stocks	—	15,831,185	—	15,831,185

Schedule of Investments (unaudited) (continued)	iShares® MSCI All Country Asia ex Japan ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Rights	$—	$14,437	$—	$14,437
Short-Term Securities
Money Market Funds	43,798,296	—	—	43,798,296
	$152,230,758	$2,131,587,350	$—	$2,283,818,108
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,398)	$—	$—	$(4,398)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust